Statements of Stockholders' Equity (Deficiency) (Parenthetical) (USD $)	Jul. 11, 2005	May 26, 2005	Apr. 30, 2005
Statement of Stockholders' Equity [Abstract]
Common stock, price per share	$ 10.00	$ 1.00	$ 0.01